Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited)	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 18,040	$ 23,015	$ 41,005
Cost of revenues	(17,738)	(22,630)	(22,642)
Gross profit	302	385	18,363
Operating expenses:
Selling, general and administrative expenses	(1,462,459)	(1,865,805)	(732,994)
Research and development costs	(97,076)	(123,850)	(71,797)
Total operating expenses	(1,559,535)	(1,989,655)	(804,791)
Loss from operations	(1,559,233)	(1,989,270)	(786,428)
Other income (expense):
Other income	36,595	46,688	151,835
Interest expense	(6,065)	(7,738)	(35,648)
Total other income, net	30,530	38,950	116,187
Loss before tax expense	(1,528,703)	(1,950,320)	(670,241)
Income tax expense
Loss before equity in net earnings of affiliates	(1,528,703)	(1,950,320)	(670,241)
Equity in net earnings of affiliates	(19,418)	(24,774)	(33,785)
Net loss	(1,548,121)	(1,975,094)	(704,026)
Other comprehensive (loss) income:
Foreign currency translation, net of income tax	211,712	270,102	(1,177)
Total comprehensive loss	$ (1,336,409)	$ (1,704,992)	$ (705,203)
Loss per share attributable to weighted average number of outstanding ordinary shares
Basic (cents) | (per share)	$ (7.95)	$ (10.14)	$ (3.91)
Diluted (cents) | (per share)	$ (7.95)	$ (10.14)	$ (3.91)
Weighted average number of outstanding ordinary shares
Basic	19,476,796	19,476,796	18,000,000
Diluted	19,476,796	19,476,796	18,000,000